Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Class A [Member]
Numerator:
Allocation of net loss		$ (103,442)	$ (3,692,303)	$ (12,751,322)
Denominator:
Basic weighted average shares outstanding		23,000,000	7,411,111	19,156,164
Basic net loss per ordinary share		$ 0	$ (0.5)	$ (0.67)
Allocation of net income (loss)				$ (12,687,150)
Denominator:
Diluted weighted average shares outstanding		23,000,000	7,411,111	19,156,164
Diluted net loss per ordinary share		$ 0	$ (0.5)	$ (0.66)
Class B [Member]
Numerator:
Allocation of net loss	$ (18,571)	$ (25,861)	$ (2,611,460)	$ (3,744,059)
Denominator:
Basic weighted average shares outstanding	5,000,000	5,750,000	5,241,667	5,624,658
Basic net loss per ordinary share	$ 0	$ 0	$ (0.5)	$ (0.67)
Allocation of net income (loss)	$ (18,571)			$ (3,808,232)
Denominator:
Diluted weighted average shares outstanding	5,000,000	5,750,000	5,241,667	5,750,000
Diluted net loss per ordinary share	$ 0	$ 0	$ (0.5)	$ (0.66)